Other current payables and liabilities - Summary of Current Payables and Liabilities (Detail) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other current payables and liabilities [Abstract]
Accrued expenses	SFr 1,736	SFr 2,138
Personnel-related accruals and payables	1,049	497
Stamp duty and capital tax liabilities	51	347
Deferred revenue	114	776
Other current liabilities	483	143
Total	SFr 3,433	SFr 3,901